July 28, 2005

Supplement

SUPPLEMENT DATED JULY 28, 2005 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
CLASS X and CLASS Y
Dated April 29, 2005

The section of the "Portfolio Management" section on page 54 referencing the individuals primarily responsible for the day-to-day management of the Growth Portfolio is hereby replaced by the following:

The Growth Portfolio is managed within the Investment Adviser's U.S. Growth team. Current members of the team include Dennis P. Lynch and David S. Cohen, Managing Directors of the Investment Adviser, Sam G. Chainani, an Executive Director of the Investment Adviser and Alexander Norton, a Vice President of the Investment Adviser. Mr. Lynch has worked for the Investment Adviser since 1998 and began managing the Portfolio in June 2004. Prior to June 2004, Mr. Lynch worked in an investment management capacity for the Investment Adviser. Mr. Cohen has worked for the Investment Adviser since 1993 and began managing the Portfolio in June 2004. Prior to June 2004, Mr. Cohen worked in an investment management capacity for the Investment Adviser. Mr. Chainani has worked for the Investment Adviser since 1996 and began managing the Portfolio in June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Investment Adviser. Mr. Norton has worked for the Investment Adviser since 1999 and began managing the Portfolio in July 2005. Prior to July 2005, Mr. Norton worked in an investment management capacity for the Investment Adviser. Mr. Lynch is the lead portfolio manager. Messrs. Cohen, Chainani and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The sections of the "Portfolio Management" section on page 55 referencing the individuals primarily responsible for the day-to-day management of the Portfolios listed below are hereby replaced by the following:

The American Opportunities Portfolio is managed within the Investment Adviser's U.S. Growth team. Current members of the team include Michelle S. Kaufman, Dennis P. Lynch and David S. Cohen, Managing Directors of the Investment Adviser, Sam G. Chainani, an Executive Director of the Investment Adviser and Alexander Norton, a Vice President of the Investment Adviser. Ms. Kaufman has worked for the Investment Adviser since 1993 and began managing the Portfolio in 1999. Mr. Lynch has worked for the Investment Adviser since 1998 and began managing the Portfolio in June 2004. Prior to June 2004, Mr. Lynch worked in an investment management capacity for the Investment Adviser. Mr. Cohen has worked for the Investment Adviser since 1993 and began managing the Portfolio in June 2004. Prior to June 2004, Mr. Cohen worked in an investment management capacity for the Investment Adviser. Mr. Chainani has worked for the Investment Adviser since 1996 and began managing the Portfolio in June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Investment Adviser. Mr. Norton has worked for the Investment Adviser since 1999 and began managing the Portfolio in July 2005. Prior to July 2005, Mr. Norton worked in an investment management capacity for the Investment Adviser. Ms. Kaufman is the lead portfolio manager. Messrs. Lynch, Cohen, Chainani and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Capital Opportunities Portfolio is managed within the Investment Adviser's U.S. Growth team. Current members of the team include Dennis P. Lynch and David S. Cohen, Managing Directors of the Investment Adviser, Sam G. Chainani, an Executive Director of the Investment Adviser and Alexander Norton, a Vice President of the Investment Adviser. Mr. Lynch has worked for the Investment Adviser since 1998 and began managing the Portfolio in April 2003. Prior to April 2003, Mr. Lynch worked in an investment management capacity for the Investment Adviser. Mr. Cohen has worked for the Investment Adviser since 1993 and began managing the Portfolio in April 2003. Prior to April 2003, Mr. Cohen worked in an investment management capacity for the Investment Adviser. Mr. Chainani has worked for the Investment Adviser since 1996 and began managing the Portfolio in June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Investment Adviser. Mr. Norton has worked for the Investment Adviser since 1999 and began managing the Portfolio in July 2005. Prior to July 2005, Mr. Norton worked in an investment management capacity for the Investment Adviser. Mr. Lynch is the lead portfolio manager. Messrs. Cohen, Chainani and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Global Equity Portfolio is managed within the Investment Adviser's International Growth team and the Active International Allocation team. Eddie Ramos, an Executive Director of the Investment Adviser is a current member of the International Growth team and David L. Dineen, a Vice President of the Investment Adviser is a current member of the Active International team. Mr. Ramos began working for the Investment Adviser in June 2005 and began managing the Portfolio in July 2005. Prior to July 2005, Mr. Ramos was a Vice President for Brown Capital Management working as a portfolio manager and research analyst. Mr. Dineen has worked for the Investment Adviser since 1990 and began managing the Portfolio in 1995. Mr. Ramos is the lead portfolio manager. Members of the team collaborate to manage the assets of the Portfolio.

The Developing Growth Portfolio is managed within the Investment Adviser's U.S. Growth team. Current members of the team include Dennis P. Lynch and David S. Cohen, Managing Directors of the Investment Adviser, Sam G. Chainani, an Executive Director of the Investment Adviser and Alexander Norton, a Vice President of the Investment Adviser. Mr. Lynch has worked for the Investment Adviser since 1998 and began managing the Portfolio in January 2002. Prior to January 2002, Mr. Lynch worked in an investment management capacity for the Investment Adviser. Mr. Cohen has worked for the Investment Adviser since 1993 and began managing the Portfolio in January 2002. Prior to January 2002, Mr. Cohen worked in an investment management capacity for the Investment Adviser. Mr. Chainani has worked for the Investment Adviser since 1996 and began managing the Portfolio in June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Investment Adviser. Mr. Norton has worked for the Investment Adviser since 1999 and began managing the Portfolio in July 2005. Prior to July 2005, Mr. Norton worked in a research capacity for the Investment Adviser. Mr. Lynch is the lead portfolio manager. Messrs. Cohen, Chainani and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT SD 07/05